Advances to Suppliers, Net - Schedule of Changes of Allowance for Doubtful Accounts (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Changes of Allowance for Doubtful Accounts [Abstract]
Beginning balance	$ 2,817	$ 2,900
Foreign exchange translation	(77)	(83)
Ending balance	$ 2,740	$ 2,817